COMMITMENTS AND CONTINGENCIES - Other Legal Matters - Administrative Matters (Details) $ in Millions	1 Months Ended	12 Months Ended
	Nov. 30, 2015 judgment	Dec. 31, 2017 USD ($) item $ / item	Dec. 31, 2000 USD ($)	Nov. 30, 2017
Minera Yanacocha
Loss contingencies
Percent ownership held by Newmont		54.05%		51.35%
Unfavorable Tax Ruling | Yanacocha Tax Dispute | Buenaventura and Minas Conga | Contractual right to conduct exploration
Loss contingencies
Intangible asset acquired | $			$ 29
Number of rulings overturned | judgment	2
Unfavorable Tax Ruling | Yanacocha Tax Dispute | Buenaventura and Minas Conga | Contractual right to conduct exploration | Maximum
Loss contingencies
Intangible asset, useful life			10 years
Potential liability, including fines and interest | $		$ 75
South America | Minera Yanacocha | OEFA | Minimum
Loss contingencies
Number of units with alleged violations | item		0
South America | Minera Yanacocha | OEFA | Maximum
Loss contingencies
Number of units with alleged violations | item		11,310
South America | Minera Yanacocha | Water Authority | Minimum
Loss contingencies
Number of units with alleged violations | item		0
South America | Minera Yanacocha | Water Authority | Maximum
Loss contingencies
Number of units with alleged violations | item		10,054
South America | Minera Yanacocha | Environmental remediation
Loss contingencies
Potential fine for each unit alleged violations (in dollars per unit) | $ / item		0.001224
South America | Minera Yanacocha | Environmental remediation | Minimum
Loss contingencies
Potential fine for alleged violations | $		$ 0
South America | Minera Yanacocha | Environmental remediation | Maximum
Loss contingencies
Potential fine for alleged violations | $		$ 26